Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Expense
Income tax expense consists of:

	For the Year
	2012	2011	2010
	(In thousands)
Current tax provision:
U.S. Federal	$(11,834)	$(27,442)	$(7,582)
State and other	(2,171)	(3,013)	(1,252)
	(14,005)	(30,455)	(8,834)
Deferred tax provision:
U.S. Federal	4,910	26,264	6,084
State and other	1,079	1,170	280
	5,989	27,434	6,364
Income tax expense	$(8,016)	$(3,021)	$(2,470)

Reconciliation of Federal Statutory Rate to Effective Income Tax Rate on Continuing Operations
A reconciliation of the federal statutory rate to the effective income tax rate on continuing operations follows:

	For the Year
	2012	2011	2010
Federal statutory rate	35%	35%	35%
State, net of federal benefit	5	10	8
State rate change due to acquisition	(2)	—	—
Acquisition costs	4	—	—
Noncontrolling interests	(7)	(6)	(3)
Charitable contributions	—	(6)	(5)
Compensation	—	—	3
Oil and natural gas percentage depletion	(5)	(8)	(10)
Other	1	—	2
Effective tax rate	31%	25%	30%

Significant Components of Deferred Taxes
Significant components of deferred taxes are:

	At Year-End
	2012	2011
	(In thousands)
Deferred Tax Assets:
Real estate	$74,946	$74,970
Employee benefits	15,323	11,284
Net operating loss carryforwards	11,897	—
Income producing properties	3,209	—
Oil and natural gas percentage depletion carryforwards	3,193	—
Accruals not deductible until paid	1,608	1,113
Gross deferred tax assets	110,176	87,367
Valuation allowance	(643)	—
Deferred tax asset net of valuation allowance	109,533	87,367
Deferred Tax Liabilities:
Oil and natural gas properties	(44,631)	—
Undeveloped land	(8,345)	(8,479)
Income producing properties	—	(4,093)
Timber	(1,809)	(1,853)
Gross deferred tax liabilities	(54,785)	(14,425)
Net Deferred Tax Asset	$54,748	$72,942

Reconciliation of Beginning and Ending Amount of Tax Benefits Not Recognized for Book Purposes
A reconciliation of the beginning and ending amount of tax benefits not recognized for book purposes is as follows:

	At Year-End
	2012	2011	2010
	(In thousands)
Balance at beginning of year	$5,831	$7,394	$7,441
Reductions for tax positions of prior years	—	(1,563)	(47)
Balance at end of year	$5,831	$5,831	$7,394